CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred stock Series A ConvertiblePreferred Stock (Pre-Combination) Retrospective Application of the Recapitalization	Preferred stock Series A ConvertiblePreferred Stock (Pre-Combination) As Originally Reported	Preferred stock Series A ConvertiblePreferred Stock (Pre-Combination)	Preferred stock Series B convertible preferred stock (Pre-Combination) Retrospective Application of the Recapitalization	Preferred stock Series B convertible preferred stock (Pre-Combination) As Originally Reported	Preferred stock Series B convertible preferred stock (Pre-Combination)	Preferred stock Series B1 convertible preferred stock (Pre-Combination) Retrospective Application of the Recapitalization	Preferred stock Series B1 convertible preferred stock (Pre-Combination) As Originally Reported	Preferred stock Series B1 convertible preferred stock (Pre-Combination)	Pre Combination Common Stock Retrospective Application of the Recapitalization	Pre Combination Common Stock As Originally Reported	Pre Combination Common Stock	Common Stock Retrospective Application of the Recapitalization	Common Stock As Originally Reported	Common Stock	Additional Paid-In Capital Retrospective Application of the Recapitalization	Additional Paid-In Capital As Originally Reported	Additional Paid-In Capital	Accumulated other comprehensive (loss)/income Retrospective Application of the Recapitalization	Accumulated other comprehensive (loss)/income As Originally Reported	Accumulated other comprehensive (loss)/income	Accumulated Deficit Retrospective Application of the Recapitalization	Accumulated Deficit As Originally Reported	Accumulated Deficit	Retrospective Application of the Recapitalization	As Originally Reported	Total
Balance at Dec. 31, 2017	$ (1,000)	$ 1,000	$ 0		$ 0	$ 0		$ 0	$ 0	$ (3,000)	$ 3,000	$ 0	$ 13,000	$ 0	$ 13,000	$ (9,000)	$ 143,525,000	$ 143,516,000		$ (30,000)	$ (30,000)		$ (32,020,000)	$ (32,020,000)		$ 111,479,000	$ 111,479,000
Balance (in shares) at Dec. 31, 2017	(8,772,852)	8,772,852								(34,325,728)	34,325,728		128,373,764	0	128,373,764
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series convertible preferred stock																		46,817,000									46,817,000
Issuance of Series convertible preferred stock (In shares)															4,878,048
Repurchase of common stock																								(2,659,000)			(2,659,000)
Repurchase of common stock (in shares )															(217,885)
Share-based compensation																		207,000									207,000
Other comprehensive income, net of tax																					(118,000)						(118,000)
Cumulative effect of changes in accounting policy																								189,000			189,000
Net loss																								(62,300,000)			(62,300,000)
Balance at Dec. 31, 2018			0			0			0			0			$ 13,000			190,540,000			(148,000)			(96,790,000)			93,615,000
Balance (in shares) at Dec. 31, 2018															133,033,927
Balance at Dec. 31, 2018			0			0			0			0			$ 13,000			190,540,000			(148,000)			(96,790,000)			93,615,000
Balance (in shares) at Dec. 31, 2018															133,033,927
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																											(2,182,000)
Balance at Dec. 31, 2018			0			0			0			0			$ 13,000			190,540,000			(148,000)			(96,790,000)			93,615,000
Balance (in shares) at Dec. 31, 2018															133,033,927
Balance at Dec. 31, 2018			0			0			0			0			$ 13,000			190,540,000			(148,000)			(96,790,000)			93,615,000
Balance (in shares) at Dec. 31, 2018															133,033,927
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series convertible preferred stock															$ 1,000			49,789,000									49,790,000
Issuance of Series convertible preferred stock (In shares)															4,878,048
Share-based compensation																		135,000									135,000
Other comprehensive income, net of tax																					(68,000)						(68,000)
Net loss																								(67,226,000)			(67,226,000)
Balance at Dec. 31, 2019	$ (1,000)	$ 1,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (3,000)	$ 3,000	$ 0	$ 14,000	$ 0	$ 14,000	(10,000)	240,474,000	240,464,000	$ 0	(216,000)	(216,000)	$ 0	(164,016,000)	(164,016,000)	$ 0	76,246,000	76,246,000
Balance (in shares) at Dec. 31, 2019	(8,772,852)	8,772,852	0	(1,375,440)	1,375,440	0	(1,375,440)	1,375,440	0	(34,252,578)	34,252,578	0	137,911,975	0	137,911,975
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation																		21,000									21,000
Other comprehensive income, net of tax																		0			(2,000)						(2,000)
Net loss																		0						(23,385,000)			(23,385,000)
Balance at Mar. 31, 2020			$ 0			$ 0			$ 0			$ 0			$ 14,000			240,485,000			(218,000)			(187,401,000)			52,880,000
Balance (in shares) at Mar. 31, 2020			0			0			0			0			137,911,975
Balance at Dec. 31, 2019	$ (1,000)	$ 1,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (3,000)	$ 3,000	$ 0	$ 14,000	$ 0	$ 14,000	(10,000)	240,474,000	240,464,000	0	(216,000)	(216,000)	0	(164,016,000)	(164,016,000)	0	76,246,000	76,246,000
Balance (in shares) at Dec. 31, 2019	(8,772,852)	8,772,852	0	(1,375,440)	1,375,440	0	(1,375,440)	1,375,440	0	(34,252,578)	34,252,578	0	137,911,975	0	137,911,975
Balance at Dec. 31, 2019	$ (1,000)	$ 1,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (3,000)	$ 3,000	$ 0	$ 14,000	$ 0	$ 14,000	$ (10,000)	$ 240,474,000	240,464,000	$ 0	$ (216,000)	(216,000)	$ 0	$ (164,016,000)	(164,016,000)	$ 0	$ 76,246,000	76,246,000
Balance (in shares) at Dec. 31, 2019	(8,772,852)	8,772,852	0	(1,375,440)	1,375,440	0	(1,375,440)	1,375,440	0	(34,252,578)	34,252,578	0	137,911,975	0	137,911,975
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series convertible preferred stock																		19,919,000									19,919,000
Issuance of Series convertible preferred stock (In shares)															1,951,219
Recapitalization transaction, net of transaction cost															$ 3,000			222,100,000									222,103,000
Recapitalization transaction, net of transaction cost (in shares)															29,025,846
Repurchase of common stock																								(1,802,000)			(1,802,000)
Repurchase of common stock (in shares )															(175,744)
Issuance of common stock under warrant exercises, net of issuance cost															$ 1,000			82,734,000									82,735,000
Issuance of common stock under warrant exercises, net of issuance cost (in shares)															7,198,898
Share-based compensation																		91,500,000									91,500,000
Other comprehensive income, net of tax																					(14,000)						(14,000)
Net loss																								(149,864,000)			(149,864,000)
Balance at Dec. 31, 2020			$ 0			$ 0			$ 0			$ 0			$ 18,000			656,717,000			(230,000)			(315,682,000)			340,823,000
Balance (in shares) at Dec. 31, 2020			0			0			0			0			175,912,194
Balance at Mar. 31, 2020			$ 0			$ 0			$ 0			$ 0			$ 14,000			240,485,000			(218,000)			(187,401,000)			52,880,000
Balance (in shares) at Mar. 31, 2020			0			0			0			0			137,911,975
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																											(9,727,000)
Balance at Dec. 31, 2020			$ 0			$ 0			$ 0			$ 0			$ 18,000			656,717,000			(230,000)			(315,682,000)			340,823,000
Balance (in shares) at Dec. 31, 2020			0			0			0			0			175,912,194
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under warrant exercises, net of issuance cost															$ 1,000			80,199,000									80,200,000
Issuance of common stock under warrant exercises, net of issuance cost (in shares)															6,973,882
Share-based compensation																		11,530,000									11,530,000
Other comprehensive income, net of tax																		0			(22,000)						(22,000)
Net loss																		0						(40,817,000)			(40,817,000)
Balance at Mar. 31, 2021			$ 0			$ 0			$ 0			$ 0			$ 19,000			$ 746,824,000			$ (252,000)			$ (354,914,000)			$ 391,677,000
Balance (in shares) at Mar. 31, 2021			0			0			0			0			189,684,580